Noncontrolling Interests (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	(22,186)	(10,813)
Other Noncontrolling Interests
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	1,529	39
Class B Units | Noncontrolling Interest, Class B Partnership Units of SponsorCo
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	3,484	9,556
Class A Units | Class A Partnership Units
Noncontrolling Interest [Line Items]
Total net earnings/(loss) attributable to noncontrolling interests	(27,199)	(20,408)
Wind Portfolio SponsorCo, LLC | Class B Units
Noncontrolling Interest [Line Items]
Ownership percentage			100.00%